Condensed Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary Shares CNY (¥) shares		Ordinary Shares USD ($) shares		Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserve CNY (¥)	Statutory reserve USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Total Ucommune International Ltd shareholders’ equity CNY (¥)	Total Ucommune International Ltd shareholders’ equity USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance (in Dollars)		¥ 63				¥ 4,550,134		¥ 6,246		¥ (4,529,473)		¥ 24,297		¥ 51,267		¥ 26,125		¥ 77,392
Balance (in Shares) | shares	[1]	385,471		385,471
Balance at Dec. 31, 2022		¥ 63				4,550,134		6,246		(4,529,473)		24,297		51,267		26,125		77,392
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	385,471		385,471
Adoption of ASC 326										(6,308)				(6,308)				(6,308)
Net loss										(38,419)				(38,419)		(13,257)		(51,676)
Foreign currency translation adjustment												(3,023)		(3,023)		(20)		(3,043)
Provision for statutory reserve								203		(203)
Shares issued for conversion of convertible debt		¥ 27				12,915								12,942				12,942
Shares issued for conversion of convertible debt (in Shares) | shares	[1]	157,170		157,170
Stock-based compensation						4,954								4,954				4,954
Disposal of subsidiaries																(1,682)		(1,682)
Balance at Jun. 30, 2023		¥ 90				4,568,003		6,449		(4,574,403)		21,274		21,413		11,166		32,579
Balance (in Shares) at Jun. 30, 2023 | shares		542,641		542,641
Balance at Dec. 31, 2022		¥ 63				4,550,134		6,246		(4,529,473)		24,297		51,267		26,125		77,392
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	385,471		385,471
Net loss																		¥ 22,600
Exercise of Warrant (in Shares) | shares																		18,332	18,332
Balance at Dec. 31, 2023		¥ 99				4,573,515		6,449		(4,540,848)		22,754		61,969		7,551		¥ 69,520
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	651,165		651,165
Balance (in Dollars)		¥ 90				4,568,003		6,449		(4,574,403)		21,274		21,413		11,166		32,579
Balance (in Shares) | shares		542,641		542,641
Balance (in Dollars)		¥ 99				4,573,515		6,449		(4,540,848)		22,754		61,969		7,551		69,520
Balance (in Shares) | shares	[1]	651,165		651,165
Net loss										(50,122)				(50,122)		(6,324)		(56,446)	$ (7,768)
Foreign currency translation adjustment												1,002		1,002		(11)		991
Capital injection to a subsidiary		¥ 14				1,691								1,705				1,705
Capital injection to a subsidiary (in Shares) | shares	[1]	80,000		80,000
Exercise of Warrant		¥ 4				426								430				¥ 430
Exercise of Warrant (in Shares) | shares		25,000	[1]	25,000	[1]													682,866	682,866
Stock-based compensation						19,214								19,214				¥ 19,214
Stock-based compensation (in Shares) | shares	[1]	682,866		682,866
Capital contribution from noncontrolling shareholders																193		193
Disposal of subsidiaries																(72)		(72)
Balance at Jun. 30, 2024		¥ 117		$ 16		4,594,846	$ 632,272	6,449	$ 887	(4,590,970)	$ (631,738)	23,756	$ 3,269	34,198	$ 4,706	1,337	$ 184	35,535	$ 4,890
Balance (in Shares) at Jun. 30, 2024 | shares	[1]	1,439,031		1,439,031
Balance (in Dollars)		¥ 117		$ 16		¥ 4,594,846	$ 632,272	¥ 6,449	$ 887	¥ (4,590,970)	$ (631,738)	¥ 23,756	$ 3,269	¥ 34,198	$ 4,706	¥ 1,337	$ 184	¥ 35,535	$ 4,890
Balance (in Shares) | shares	[1]	1,439,031		1,439,031

[1]	Share data have been retroactively restated to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.